Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Total financial assets	€ 439,222	€ 758,741
Categories of financial liabilities [abstract]
Convertible senior notes	407,100
Derivative liabilities	143,296	157,950
Total financial liabilities	882,127	767,359
Carrying amount [member]
Categories of financial assets [abstract]
Financial assets at amortised cost	7,275	298,180
Categories of financial liabilities [abstract]
Financial liabilities at amortised cost	545,472	399,186
Total financial liabilities at fair value through profit or loss	143,296	157,950
Fair value [member]
Categories of financial assets [abstract]
Financial assets at amortised cost	7,266	295,843
Categories of financial liabilities [abstract]
Financial liabilities at amortised cost	529,385	382,459
Total financial liabilities at fair value through profit or loss	143,296	157,950
Level 1 [member] | Carrying amount [member]
Categories of financial assets [abstract]
Marketable Securities	7,275	298,180
Level 1 [member] | Fair value [member]
Categories of financial assets [abstract]
Marketable Securities	7,266	295,843
Level 3 [member]
Categories of financial liabilities [abstract]
Derivative liabilities	143,296	157,950
Level 3 [member] | Carrying amount [member]
Categories of financial liabilities [abstract]
Convertible senior notes	407,095	399,186
Royalty funding	138,377	0
Derivative liabilities	143,296	157,950
Level 3 [member] | Fair value [member]
Categories of financial liabilities [abstract]
Convertible senior notes	385,410	382,459
Royalty funding	143,975	0
Derivative liabilities	€ 143,296	€ 157,950